                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Flagg Street Capital LLC
Address: 65 Spring Street
         Lexington, MA 02421

Form 13F File Number: 28-12276

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jonathan Starr
Title: Founding Member
Phone:

Signature, Place, and Date of Signing:

    /s/ Jonathan Starr          Lexington, MA               4/30/2008
       [Signature]              [City, State]                 [Date]

Report Type (Check only one):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           4
Form 13F Information Table Value Total: $    22,387
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          FORM 13F INFORMATION TABLE

               TITLE OF               VALUE    SHRS OR                  INVESTMENT  OTHER
NAME OF ISSUER  CLASS      CUSIP    (x $1000)  PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS   VOTING AUTHORITY
-------------- -------- ----------- --------- --------- ------ -------- ---------- -------- ---------------------
                                                                                              SOLE    SHARED NONE
                                                                                            --------- ------ ----
 POMEROY IT
   SOLUTIONS
   INC........   COM    731822 10 2   6,909   1,249,325   SH               SOLE       0     1,249,325
 QUANTA CAP
   HLDGS
   LTD........   SHS    G7313F 10 6     230     133,200   SH               SOLE       0       133,200
 THERMADYNE
   HLDGS
   CORP
   NEW........   COM    883435 30 7   3,106     301,572   SH               SOLE       0       301,572
 UNITED
   WESTN
   BANCORP
   INC........   COM    913201 10 9  12,142     678,322   SH               SOLE       0       678,322